Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	1919 Financial Services Fund
Class Name	Class A
Trading Symbol	SBFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
Additional Information Phone Number	(844) 828-1919
Additional Information Website	https://1919funds.com/financial-services-fund.php
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	1.48%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.48%
Updated Performance Information Location [Text Block]	Visit https://1919funds.com/financial-services-fund.php for more recent performance information.
Net Assets	$ 109,797,221
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$109,797,221
Number of Holdings	42
Portfolio Turnover	0%

Holdings [Text Block]

Top Sectors	(%)
Financials	95.3%
Industrials	2.5%
Real Estate	2.0%
Cash & Other	0.2%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	7.6%
Chubb Limited	6.9%
Visa Inc. Shares	4.5%
Ameriprise Financial Inc.	4.4%
Fiserv Inc.	4.2%
Bank of America Corp.	4.2%
Intercontinental Exchange Inc.	4.1%
U.S. Bancorp	3.8%
Brown & Brown Inc.	3.4%
Charles Schwab Corp/The	3.3%

Updated Prospectus Web Address	https://1919funds.com/financial-services-fund.php
Class C
Shareholder Report [Line Items]
Fund Name	1919 Financial Services Fund
Class Name	Class C
Trading Symbol	SFSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
Additional Information Phone Number	(844) 828-1919
Additional Information Website	https://1919funds.com/financial-services-fund.php
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113	2.24%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.24%
Updated Performance Information Location [Text Block]	Visit https://1919funds.com/financial-services-fund.php for more recent performance information.
Net Assets	$ 109,797,221
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$109,797,221
Number of Holdings	42
Portfolio Turnover	0%

Holdings [Text Block]

Top Sectors	(%)
Financials	95.3%
Industrials	2.5%
Real Estate	2.0%
Cash & Other	0.2%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	7.6%
Chubb Limited	6.9%
Visa Inc. Shares	4.5%
Ameriprise Financial Inc.	4.4%
Fiserv Inc.	4.2%
Bank of America Corp.	4.2%
Intercontinental Exchange Inc.	4.1%
U.S. Bancorp	3.8%
Brown & Brown Inc.	3.4%
Charles Schwab Corp/The	3.3%

Updated Prospectus Web Address	https://1919funds.com/financial-services-fund.php
Class I
Shareholder Report [Line Items]
Fund Name	1919 Financial Services Fund
Class Name	Class I
Trading Symbol	LMRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
Additional Information Phone Number	(844) 828-1919
Additional Information Website	https://1919funds.com/financial-services-fund.php
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	1.22%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%
Updated Performance Information Location [Text Block]	Visit https://1919funds.com/financial-services-fund.php for more recent performance information.
Net Assets	$ 109,797,221
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$109,797,221
Number of Holdings	42
Portfolio Turnover	0%

Holdings [Text Block]

Top Sectors	(%)
Financials	95.3%
Industrials	2.5%
Real Estate	2.0%
Cash & Other	0.2%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	7.6%
Chubb Limited	6.9%
Visa Inc. Shares	4.5%
Ameriprise Financial Inc.	4.4%
Fiserv Inc.	4.2%
Bank of America Corp.	4.2%
Intercontinental Exchange Inc.	4.1%
U.S. Bancorp	3.8%
Brown & Brown Inc.	3.4%
Charles Schwab Corp/The	3.3%

Updated Prospectus Web Address	https://1919funds.com/financial-services-fund.php
Class A
Shareholder Report [Line Items]
Fund Name	1919 Socially Responsive Balanced Fund
Class Name	Class A
Trading Symbol	SSIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://1919funds.com. You can also request this information by contacting us at (844) 828-1919.
Additional Information Phone Number	(844) 828-1919
Additional Information Website	https://1919funds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.98%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%
Updated Performance Information Location [Text Block]	Visit https://1919funds.com for more recent performance information.
Net Assets	$ 845,686,480
Holdings Count | $ / shares	212
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$845,686,480
Number of Holdings	212
Portfolio Turnover	5%
30-Day SEC Yield	1.23%

Holdings [Text Block]

Security Type	(%)
Common Stocks	67.3%
Corporate Bonds	17.9%
Money Market Funds	6.3%
U.S. Treasury Obligations	6.1%
U.S. Government Agency Issues	1.8%
Mortgage Backed Securities	0.4%
Foreign Government Agency Issues	0.3%
Asset Backed Securities	0.1%
Collateralized Mortgage Obligations	0.1%
Cash & Other	-0.3%

Top 10 Issuers	(%)
Fidelity Investments Money Market - Government Portfolio	6.3%
United States Treasury Notes	5.4%
Microsoft Corp.	5.0%
NVIDIA Corp.	4.7%
Apple Inc.	3.9%
Alphabet Inc.	3.8%
Amazon.com Inc.	3.1%
Eli Lilly & Co.	2.8%
Bank of America Corp.	2.4%
Eaton Corp. PLC	2.0%

Updated Prospectus Web Address	https://1919funds.com
Class C
Shareholder Report [Line Items]
Fund Name	1919 Socially Responsive Balanced Fund
Class Name	Class C
Trading Symbol	SESLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://1919funds.com. You can also request this information by contacting us at (844) 828-1919.
Additional Information Phone Number	(844) 828-1919
Additional Information Website	https://1919funds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.69%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.69%
Updated Performance Information Location [Text Block]	Visit https://1919funds.com for more recent performance information.
Net Assets	$ 845,686,480
Holdings Count | $ / shares	212
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$845,686,480
Number of Holdings	212
Portfolio Turnover	5%
30-Day SEC Yield	0.56%

Holdings [Text Block]

Security Type	(%)
Common Stocks	67.3%
Corporate Bonds	17.9%
Money Market Funds	6.3%
U.S. Treasury Obligations	6.1%
U.S. Government Agency Issues	1.8%
Mortgage Backed Securities	0.4%
Foreign Government Agency Issues	0.3%
Asset Backed Securities	0.1%
Collateralized Mortgage Obligations	0.1%
Cash & Other	-0.3%

Top 10 Issuers	(%)
Fidelity Investments Money Market - Government Portfolio	6.3%
United States Treasury Notes	5.4%
Microsoft Corp.	5.0%
NVIDIA Corp.	4.7%
Apple Inc.	3.9%
Alphabet Inc.	3.8%
Amazon.com Inc.	3.1%
Eli Lilly & Co.	2.8%
Bank of America Corp.	2.4%
Eaton Corp. PLC	2.0%

Updated Prospectus Web Address	https://1919funds.com
Class I
Shareholder Report [Line Items]
Fund Name	1919 Socially Responsive Balanced Fund
Class Name	Class I
Trading Symbol	LMRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://1919funds.com. You can also request this information by contacting us at (844) 828-1919.
Additional Information Phone Number	(844) 828-1919
Additional Information Website	https://1919funds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Updated Performance Information Location [Text Block]	Visit https://1919funds.com for more recent performance information.
Net Assets	$ 845,686,480
Holdings Count | $ / shares	212
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$845,686,480
Number of Holdings	212
Portfolio Turnover	5%
30-Day SEC Yield	1.49%

Holdings [Text Block]

Security Type	(%)
Common Stocks	67.3%
Corporate Bonds	17.9%
Money Market Funds	6.3%
U.S. Treasury Obligations	6.1%
U.S. Government Agency Issues	1.8%
Mortgage Backed Securities	0.4%
Foreign Government Agency Issues	0.3%
Asset Backed Securities	0.1%
Collateralized Mortgage Obligations	0.1%
Cash & Other	-0.3%

Top 10 Issuers	(%)
Fidelity Investments Money Market - Government Portfolio	6.3%
United States Treasury Notes	5.4%
Microsoft Corp.	5.0%
NVIDIA Corp.	4.7%
Apple Inc.	3.9%
Alphabet Inc.	3.8%
Amazon.com Inc.	3.1%
Eli Lilly & Co.	2.8%
Bank of America Corp.	2.4%
Eaton Corp. PLC	2.0%

Updated Prospectus Web Address	https://1919funds.com